Stock-based compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-based compensation
Schedule of stock option activity

			Weighted-
	Number of		Average
	Shares	Weighted-	Remaining
	Underlying	Average	Contractual	Aggregate
	Outstanding	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Outstanding, January 1, 2023	3,190,450	$7.10	8.1	$3,998
Options granted	585,919	$13.51
Options exercised	(7,614)	0.79
Options cancelled	(498)	4.77
Options expired	(1,752)	0.79
Outstanding, September 30, 2023	3,766,505	$8.11	7.69	$17,737
Shares vested and exercisable as of September 30, 2023	1,784,725	$6.98	6.34	$10,206

			Weighted-
			Average
	Number of Shares	Weighted-	Remaining
	Underlying	Average	Contractual	Aggregate
	Outstanding	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Outstanding, January 1, 2022	2,138,110	$7.15	8.1	$4,670
Options granted	1,080,304	$7.15
Options exercised	(1,627)	$7.24
Options cancelled	(887)	$31.46
Options expired	(25,450)	$12.75
Outstanding, December 31, 2022	3,190,450	$7.10	8.1	3,998
Shares vested and exercisable as of December 31, 2022	1,510,555	$7.15	6.8	2,303

Schedule of stock-based compensation expense

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
General and administrative expense	$1,649	$220	$3,103	$663
Research and development expense	206	169	576	496
Total stock-based compensation expense	$1,855	$389	$3,679	$1,159

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
General and administrative	$1,204	$1,325
Research and development	676	579
Total stock-based compensation	$1,880	$1,904

Schedule of fair value assumptions

	Nine Months Ended		Nine Months Ended
	September 30, 2023		September 30, 2022
Expected volatility	89 - 91%		88 - 90%
Risk-free interest rate	3.6%		2.3 – 3.0%
Dividend yield	—		—
Expected term	5.0 – 7.0	years	5.4 – 7.0	years

Year Ended
December 31,
2022
Expected volatility	88 – 90%
Risk-free interest rate	3.0 – 4.2
Dividend yield	—
Expected term	5.4 – 7.0 years

Year Ended
December 31,
2021
Expected volatility	89 – 94%
Risk-free interest rate	0.4 – 1.3
Dividend yield	—
Expected term	5.0 – 6.1 years

Time-based options
Stock-based compensation
Schedule of stock option activity

	Number of
	Shares
	Underlying	Weighted-
	Outstanding	Average
	Options	Exercise Price
Outstanding, January 1, 2023	2,570,708	$7.56
Options granted	585,919	13.51
Options exercised	(7,614)	0.79
Options cancelled	(498)	4.77
Options expired	(1,752)	0.79
Outstanding, September 30, 2023	3,146,763	$8.69
Shares vested and exercisable as of September 30, 2023	1,186,212	$14.42

	Number of	Weighted-
	Shares Underlying	Average
	Outstanding	Exercise
	Options	Price
Outstanding, January 1, 2022	1,537,241	$7.95
Options granted	1,061,431	$7.15
Options exercised	(1,627)	$7.24
Options cancelled	(887)	$31.46
Options expired	(25,450)	$12.75
Outstanding, December 31, 2022	2,570,708	$7.56
Vested, December 31, 2022	1,459,480

Performance-based options
Stock-based compensation
Schedule of stock option activity

	Number of	Weighted-
	Shares Underlying	Average
	Outstanding	Exercise
	Options	Price
Outstanding, January 1, 2022	600,869	$6.36
Options Granted	18,873	$7.15
Options Exercised	—	—
Outstanding, December 31, 2022	619,742	$6.38
Vested, December 31, 2022	51,075